Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	£ 612	£ 442
Loan commitments and financial guarantees
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	7	(48)
Financial assets held at amortised cost
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	604	490
Financial assets held at amortised cost | Loans and advances to banks
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	0	0
Financial assets held at amortised cost | Loans and advances to customers
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	601	490
Financial assets held at amortised cost | Debt securities
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	3	0
Financial assets at fair value through other comprehensive income
Impaiment (Details) - Schedule of Impairment [Line Items]
Total impairment charge	£ 1	£ 0